UNAUDITED SUPPLEMENTARY DATA - Summary (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
UNAUDITED SUPPLEMENTARY DATA
Revenue Mineral Sales	$ 1,935	$ 1,879	$ 1,875	$ 1,690	$ 1,758	$ 1,791	$ 1,669	$ 1,462	$ 3,565		$ 5,444		$ 7,379	$ 6,680	$ 6,085
Gross Profit	465	472	523	404	336	446	464	314
Income (loss) from continuing operations	(549)	213	190	70	(393)	166	13	(12)	260	$ 1	473	$ 167	(76)	(226)	(13)
Income (loss) from discontinued operations	7	(7)	(15)	(23)	53	(528)	10	62	(38)	72	(45)	(456)	(38)	(403)	219
Net income (loss) attributable to Newmont stockholders	$ (542)	$ 206	$ 175	$ 47	$ (340)	$ (362)	$ 23	$ 50	$ 222	$ 73	$ 428	$ (289)	$ (114)	$ (629)	$ 206
Net income (loss) per common share: Basic:
Continuing operations (in dollars per share)	$ (1.02)	$ 0.39	$ 0.36	$ 0.13	$ (0.74)	$ 0.31	$ 0.02	$ (0.02)	$ 0.49		$ 0.88	$ 0.31	$ (0.14)	$ (0.43)	$ (0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	$ 0.13	(0.08)	(0.86)	(0.07)	(0.76)	0.42
Income (loss) per common share, basic (in dollars per share)	(1.01)	0.38	0.33	0.09	(0.64)	(0.68)	0.04	0.09	0.42	0.13	0.80	(0.55)	(0.21)	(1.19)	0.40
Net income (loss) per common share: Diluted
Continuing operations (in dollars per share)	(1.02)	0.39	0.36	0.13	(0.73)	0.31	0.02	(0.02)	0.49		0.88	0.31	(0.14)	(0.42)	(0.02)
Discontinued operations (in dollars per share)	0.01	(0.01)	(0.03)	(0.04)	0.10	(0.99)	0.02	0.11	(0.07)	0.13	(0.08)	(0.86)	(0.07)	(0.76)	0.42
Income (loss) per common share, diluted (in dollars per share)	$ (1.01)	$ 0.38	$ 0.33	$ 0.09	$ (0.63)	$ (0.68)	$ 0.04	$ 0.09	$ 0.42	$ 0.13	$ 0.80	$ (0.55)	$ (0.21)	$ (1.18)	$ 0.40
Weighted average common shares (millions)
Basic (in shares)	533	533	533	532	531	531	531	530					533	530	516
Diluted (in shares)	536	536	535	533	534	533	533	531					535	532	516
Cash dividends declared per common share	$ 0.075	$ 0.075	$ 0.050	$ 0.050	$ 0.050	$ 0.025	$ 0.025	$ 0.025					$ 0.250	$ 0.125	$ 0.100
Closing price of common stock	$ 37.52	$ 37.51	$ 32.39	$ 32.96	$ 34.07	$ 39.29	$ 39.12	$ 26.58